DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Net operating loss of the discontinued operations

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Revenue	$7,387,484	$5,865,570	$15,768,813	$18,856,242
Cost of Goods Sold	4,621,955	4,746,321	9,788,393	14,051,806

Gross Profit	2,765,529	1,119,249	5,980,420	4,804,436

Expenses:
General and Administrative	3,215,889	4,471,200	9,415,436	14,853,915
Sales and Marketing	21,756	2,986	52,857	45,991
Depreciation and Amortization	1,003,276	518,691	2,528,380	2,932,558
Gain on Disposal of Assets	(13,375,430)	-	(13,375,430)	-
Impairment Expense	-	-	-	46,702,659

Total Expenses	(9,134,509)	4,992,877	(1,378,757)	64,535,123

Operating Income (Loss) from Discontinued Operations	11,900,038	(3,873,628)	7,359,177	(59,730,687)

Other Expense (Income):
Interest Expense	2,629,476	1,985,129	7,549,165	4,066,905
Interest Income	(1,545)	-	(1,545)	-
Amortization of Debt Discount and Loan Origination Fees	2,197,946	323,916	5,834,043	3,444,098
Other (Income) Expense	(177,006)	(584)	(174,341)	77,494

Total Other Expense	4,648,871	2,308,461	13,207,322	7,588,497

Income (Loss) on Discontinued Operations Before Provision for Income Taxes	7,251,167	(6,182,089)	(5,848,145)	(67,319,184)
Provision for Income Tax Benefit (Expense)	358,816	338,376	(175,284)	8,522,082

Income (Loss) on Discontinued Operations	$7,609,983	$(5,843,713)	$(6,023,429)	$(58,797,102)

	2020	2019

Revenue	$15,164,131	$10,044,235
Cost of Goods Sold	11,947,208	4,010,987

Gross Profit	3,216,923	6,033,248

Expenses:
General and Administrative	6,905,155	4,702,461
Sales and Marketing	81,489	-
Depreciation and Amortization	1,532,792	1,280,090

Total Expenses	8,519,436	5,982,551

Loss from Operations	(5,302,513)	50,697

Other Expense (Income):
Impairment of Assets	46,702,660	-
Other Expense	5,385	167,550

Total Other Expense	46,708,045	167,550

Loss on Discontinued Operations Before Provision for Income Taxes	(52,010,559)	(116,853)
Provision for Income Tax (Expense) Benefit	1,229,520	(1,147,343)

Loss on Discontinued Operations	$(50,781,039)	$(1,264,196)

Schedule of assets included in discontinued operations

	March 27,	June 27,
	2021	2020

Carrying Amounts of the Assets Included in Discontinued Operations:

Cash and Cash Equivalents	$1,115,295	$1,198,390
Restricted Cash	5,280	8,844
Accounts Receivable	744,830	283,730
Prepaid Expenses	371,185	172,403
Inventory	6,252,896	6,985,120
Other Current Assets	-	64,600

TOTAL CURRENT ASSETS (1)

Property and Equipment, Net	15,344,556	15,213,580
Operating Lease Right-of-Use Assets	24,428,302	26,349,789
Intangible Assets, Net	14,255,791	18,936,173
Goodwill	960,691	960,692
Other Assets	525,646	1,688,316

TOTAL NON-CURRENT ASSETS (1)

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$64,004,472	$71,861,637

Carrying Amounts of the Liabilities Included in Discontinued Operations:

Accounts Payable and Accrued Liabilities	$4,898,172	$6,231,931
Income Taxes Payable	1,273,275	775,714
Other Current Liabilities	326,567	22,747
Current Portion of Operating Lease Liabilities	2,425,234	1,824,862

TOTAL CURRENT LIABILITIES (1)

Operating Lease Liabilities, Net of Current Portion	25,540,209	25,417,774
Finance Lease Liabilities, Net of Current Portion	349,312	-
Deferred Tax Liabilities	9,710,451	14,663,497

TOTAL NON-CURRENT LIABILITIES (1)

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$44,523,220	$48,936,525

(1)	The assets and liabilities of the remaining Arizona disposal group and MedMen NY, Inc. classified as held for sale are classified as current on the unaudited interim Condensed Consolidated Balance Sheets as of March 27, 2021 because it is probable that the sale will occur and proceeds will be collected within one year. The assets and liabilities of Level Up classified as held for sale are classified as current in the amounts of $21,181,051 and $15,060,302, respectively, on the audited Consolidated Balance Sheets as of June 27, 2020. The assets and liabilities of MedMen NY, Inc. classified as held for sale are classified as current and noncurrent in the amounts of $4,440,127and $46,228,551, respectively, on the audited Consolidated Balance Sheets as of June 27, 2020. The liabilities of MedMen NY, Inc. classified as held for sale are classified as current and noncurrent in the amounts of $2,915,276 and $30,960,947, respectively, on the audited Consolidated Balance Sheets as of June 27, 2020.

	2020	2019

Carrying Amounts of the Assets Included in Discontinued Operations:

Cash and Cash Equivalents	$522,966	$527,377
Accounts Receivable	274,886	865,485
Prepaid Expenses	74,622	249,309
Inventory	3,323,978	5,752,847
Other Current Assets	64,600	-

TOTAL CURRENT ASSETS (1)		7,395,018

Property and Equipment, Net	4,288,808	4,633,289
Operating Lease Right-of-Use Assets	5,257,327	-
Intangible Assets, Net	7,260,288	20,449,002
Goodwill	-	31,773,659
Other Assets	113,576	114,576

TOTAL NON-CURRENT ASSETS (1)		56,970,526

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$21,181,051	$64,365,544

Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities	$2,126,162	$1,742,133
Income Taxes Payable	946,679	1,899,487
Other Current Liabilities	22,747	-
Current Portion of Operating Lease Liabilities	385,699	-

TOTAL CURRENT LIABILITIES (1)		3,641,620

Operating Lease Liabilities, Net of Current Portion	5,300,936	-
Deferred Tax Liabilities	6,278,079	7,185,447

TOTAL NON-CURRENT LIABILITIES (1)		7,185,447

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$15,060,302	$10,827,067